Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables, Prepayments and Other Assets
Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Security deposits 1	1,108,146	913,605
Prepaid rental and other deposits	100,125	51,512
Prepaid online marketing expenses	17,701	15,956
Advances	14,220	10,455
Convertible loan 2	20,000	—
Others	130,831	58,481

	1,391,023	1,050,009

1	The balances represent security deposits set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners.
2
In 2019, the Group agrees to grant a RMB20,000 loan, which can be extend to RMB40,000, to Shanghai Qiaopan Technology Company Limited (“Qiaopan
” or “QP
”), a third party company founded by a former employee of the Group. Together with the loan agreement, the Group agrees to lent certain equipment amounting to RMB8,000 to Qiaopan. The loan and equipment are convertible into a minority interest in Qiaopan upon occurrence of certain events in 2020. If Qiaopan fails to fulfill such events, Qiaopan is obligated to repay loan at a 8% interest rate and pay a rental fee of certain percentage on the equipment amount for its usage of the equipment. The Group considered this arrangement and concluded although Qiaopan meets the definition of VIE, the Group does not need to consolidate Qiaopan in its consolidated financial statements as the Group does not have power to direct the activities of Qiaopan.